Non-controlling interest - Consolidated Amounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Cash	$ 1,623,957	$ 10,699,679	$ 17,756,742	$ 6,673,205
Accounts receivable, net	13,898,305	10,997,389
Prepaid expenses and other	2,520,676	1,912,357
Property, plant and equipment	3,719,621	1,925,056
Right-of-use assets	51,838,022	29,519,706	26,791,544
Account payable and accrued liabilities	20,271,623	9,770,640
Lease liabilities	52,925,622	31,033,687	27,912,873
Bank loans	52,404,153	13,566,633
Partnership buyout	(500,000)	(208,411)	(51,440)
Subsidiary investment by non-controlling interest	(2,253,279)	(738,105)
Revenue	69,104,446	52,198,084	43,129,179
Net (loss) income attributable to the shareholders of Greenbrook TMS	(61,726,474)	(24,751,488)	(29,663,540)
Net (loss) income attributable to non-controlling interest	(698,265)	(108,430)	(739,181)
Subsidiaries
Disclosure of subsidiaries [line items]
Cash	580,056	1,885,606	2,258,199
Accounts receivable, net	4,389,076	6,374,010	6,326,473
Prepaid expenses and other	483,082	345,239	273,295
Property, plant and equipment	1,085,006	1,013,161	926,243
Right-of-use assets	9,124,023	9,939,726	9,445,773
Account payable and accrued liabilities	1,666,756	993,848	1,184,246
Lease liabilities	10,008,346	10,588,519	9,822,224
Bank loans	15,262,520	12,431,803	9,998,536
Shareholder's equity (deficit) attributable to the shareholders of Greenbrook TMS	(9,023,100)	(3,718,322)	(1,382,465)
Shareholder's equity (deficit) attributable to non-controlling interest	(1,240,632)	(542,367)	(433,937)
Distributions paid to non-controlling interest	(1,838,380)	(1,518,130)	(1,010,130)
Partnership buyout	(496,659)
Subsidiary investment by non-controlling interest		270,885	45,716
Historical subsidiary investment by non-controlling interest	1,322,392	1,051,507	1,005,791
Revenue	23,126,027	25,429,479	20,119,714
Net (loss) income attributable to the shareholders of Greenbrook TMS	(3,934,970)	(2,019,797)	(3,128,682)
Net (loss) income attributable to non-controlling interest	$ (698,265)	$ (108,430)	$ (739,181)